Borrowings - Additional Information - Ferrosur Roca S.A. (Detail) - Guarantees [member] - Ferrosur Roca S.A. [member]					1 Months Ended
	Aug. 05, 2016 USD ($) Installment	Oct. 21, 2015 ARS ($) Installment	Jan. 21, 2014 ARS ($) Installment	May 24, 2012 ARS ($) Installment	Apr. 30, 2017 ARS ($)	Dec. 31, 2017 ARS ($)
In Argentina Pesos [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Bank overdrafts						$ 234,646,325
In Argentina Pesos [member] | Syndicated bank loans [member] | BADLAR corrected plus 3.95% [member]
Disclosure of detailed information about borrowings [line items]
Face amount				$ 150,000,000
Number of quarterly installments | Installment			10	11
Periodic payments			$ 11,364,545	$ 12,495,000
Final balloon payment to be paid			$ 11,364,550	$ 12,555,000
In Argentina Pesos [member] | Banco Patagonia S.A. [member] | BADLAR corrected plus 0.5% [member]
Disclosure of detailed information about borrowings [line items]
Face amount		$ 130,000,000
Number of quarterly installments | Installment		9
Periodic payments		$ 14,444,444
In Argentina Pesos [member] | HSBC Bank Argentina S.A [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Face amount					$ 150,000,000
Due date					Apr. 04, 2019
In US Dollars [member] | Banco Patagonia S.A. [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Face amount	$ 4,700,000
Number of quarterly installments | Installment	3
Periodic payments	$ 1,566,666